CONSOLIDATED INCOME STATEMENTS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	£ 17,501	£ 12,415	£ 5,479
Cost of sales	(10,880)	(7,456)	(3,762)
Gross profit	6,621	4,959	1,717
Research and development costs	(35,605)	(30,765)	(20,209)
General and administrative expenses	(19,609)	(20,008)	(13,983)
Other losses - net			(3,372)
Operating loss	(48,593)	(45,814)	(35,847)
Finance and other expenses	(47)	(52)	(323)
Finance and other income	1,272	10	129
Loss for the year before taxation	(47,368)	(45,856)	(36,041)
Taxation	6,879	6,446	3,494
Loss for the year after taxation	£ (40,489)	£ (39,410)	£ (32,547)
Loss per ordinary equity share (basic and diluted)	(41.9) pence	(44.3) pence	(39.8) pence